FINANCIAL INSTRUMENTS – FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

Items measured at fair value (in thousands))

	For the Period Ended September 30, 2024			For the Year Ended December 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	9,366	-	9,366	14,222	-	14,222
Total Financial Assets Measured at Fair Value (FV)	9,366	-	9,366	14,222	-	14,222
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	269	269
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	269	269